Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Unpaid balance		$ 0
Majority Shareholder
Related Party Transaction [Line Items]
Unpaid balance	$ 0	0	$ 500,000
Majority Shareholder | Management Service
Related Party Transaction [Line Items]
Related party expenses		500	400,000
Majority Shareholder | Expense Reimbursements
Related Party Transaction [Line Items]
Related party expenses		0	100,000
Majority Shareholder | Acqusition Related Expenses
Related Party Transaction [Line Items]
Related party expenses			600,000
Director
Related Party Transaction [Line Items]
Unpaid balance	0	0	0
Director | Expense Reimbursements
Related Party Transaction [Line Items]
Related party expenses	0	0	0
Director | Board of Director Fees
Related Party Transaction [Line Items]
Related party expenses	600,000	500,000	500,000
Director | Value Creation Incentive Plan
Related Party Transaction [Line Items]
Related party expenses	4,100,000	$ 0	$ 300,000
Director | 2021 Equity Incentive Plan | RSUs
Related Party Transaction [Line Items]
Related party expenses	$ 200,000